The Victory Variable Insurance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                 April 19, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

            Re:   The Victory Variable Insurance Funds
                  File Nos. 333-62051; 811-8979; CIK: 0001068663
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Ladies and Gentlemen:

      On behalf of The Victory Variable Insurance Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the for of prospectuses and statement of additional information for the Investment Quality Bond, Diversified Stock and Small Company Opportunity Funds, each a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2004.

      If you have any questions or comments regarding this filing, please call
S. Elliott Cohan of Kramer Levin Naftalis & Frankel LLP at 212-715-9512.

                                Very truly yours,


                                    The Victory Variable Insurance Funds


                                    By: /s/ Kathleen A. Dennis
                                       -------------------------------------
                                        Kathleen A. Dennis
                                        President